Critical accounting judgments and major sources of estimation uncertainty	12 Months Ended
Dec. 31, 2024
Critical accounting estimates and judgments [Abstract]
Critical accounting judgments and major sources of estimation uncertainty	3. Critical accounting judgments and major sources of estimation uncertainty
In the application of the Company’s accounting policies, which are described above, the Company is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.
Major sources of estimation uncertaintySales rebates and reserves
Product Sales are recognized when the Company has transferred control of the goods to the customer. Product Sales are subject to various deductions, which are primarily composed of rebates to government agencies, distributors, health insurance companies and managed healthcare organizations to arrive to ‘‘Product net sales’’. Certain deductions from
Product Sales are subject to payment based on claims after the initial recognition of the sale due to the time lag between the point of sale and receipt of a claim.
Upon initial recognition of the Product Sales, the Company recognizes a liability for the variable consideration based on the Company’s best estimate of expected claims. This estimate is a source of complexity and uncertainty as the Company estimates the transaction price based upon contracts with customers, healthcare providers, payors and government agencies, regulated discounts applicable to government-funded programs, historical experience of claims received, estimated payer mix, and other relevant factors. These open claims are recorded as liabilities under “Sales rebates and reserves’’ in the ‘‘Consolidated Statements of Financial Position’’.
The Company reviews these liabilities at each reporting period to take into account potential changes in the programs, the volume of claims and/or the most probable final outcome associated to each sale. In line with IFRS 15, the Company applies constraint in recognition of variable compensation on Product Net Sales. Due to the nature of these liabilities it is not practicable to give meaningful sensitivity estimates due to the large volume of variables that contribute to the overall rebates, chargebacks, and other incentives as outlined in “Note 2.17 — Product net sales”. Future events could cause the assumptions within our valuation models to change and materially affect the future results of the Company.
Please refer to “Note 14 — Trade and Other Payables” for the movement over the period and the ending balance of the sales rebates and reserves.
Critical accounting judgment
Deferred Tax Assets
The Company recognizes deferred tax assets if management assesses that these tax assets are recoverable in the future.
This judgment is made on an ongoing basis, considering actual results, forecasts, and business plans for the look-forward period.
The Company has exercised a Critical Accounting Judgement with respect to defining the number of years of forecasted future taxable profits to be considered as reliable as positive evidence towards its estimate on recognition of deferred tax assets. The Company has aligned the duration of its deferred tax assessment with the time horizon of its annual operating plan and long-range predictive estimates.
In the fourth quarter of the year ended December 31, 2024, the Company reassessed the body of evidence as part of its
2025 budgeting and forecasting cycle noting the shift of positive evidence outweighing negative evidence. Such positive evidence, includes significant revenue growth in the U.S. based Product Net Sales, as well as, expectations regarding future operating and taxable profits. The Company expects its future revenues to sustain its investments in its clinical and pre-clinical pipeline.
This evaluation was done alongside the evolution of the external competitive landscape of our commercialized products, and the positive evidence following our execution in the second half of 2024 on the approvals of VYVGART
HYTRULO for CIDP. Our evaluation of the evidence for the current reporting period is further detailed in
“Note 23 — Income taxes” which presents the balance of $708 million in net deferred tax assets for argenx BV as of
December 31, 2024.
The Company considers the evaluation of all available positive and negative evidence used in its overall recognition conclusion to be a Critical Accounting Judgment.
The Company has determined that a key estimate in exercising this judgement is related to the growth of U.S. based
Product Net Sales. The forecasts for future growth in this market are important for the utilization of deferred tax assets against taxable profits by argenx BV. Based on sensitivities and analysis over assumptions in the model, the Company has determined that other inputs are less sensitive or significant to the recognition of our deferred tax assets. The
Company’s current sensitivities do not exceed the look-forward period.
The Critical Accounting Judgement and the key estimate relating to deferred tax assets are limited to the Company’s subsidiary argenx BV which holds these assets.
No other Critical accounting judgments and major sources of estimation uncertainty have been made in the current period by the Company.